Statements Of Financial Condition - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Investments in U.S. Treasury notes — at fair value (amortized cost $16,247,126 and $20,608,824)	$ 16,247,017	$ 20,644,779
Net unrealized appreciation on open futures and forward currency contracts	3,225,128	1,144,023
Due from brokers	3,489,150	4,019,983
Cash denominated in foreign currencies (cost $2,563,244 and $8,462,150)	2,695,800	8,600,683
Total equity in trading accounts	25,657,095	34,409,468
INVESTMENTS IN U.S. TREASURY NOTES — at fair value (amortized cost $81,311,242 and $117,144,589)	81,300,987	117,233,707
CASH AND CASH EQUIVALENTS	8,896,731	13,142,361
ACCRUED INTEREST RECEIVABLE	718,302	606,396
TOTAL	116,573,115	165,391,932
LIABILITIES:
Subscriptions by Unitholders received in advance		742,000
Net unrealized depreciation on open futures and forward currency contracts	21,514	1,231,994
Due to brokers	62	1,192,838
Accrued brokerage fees	404,092	569,268
Accrued management fees	43,291	60,464
Redemptions payable to Unitholders	1,830,466	1,317,430
Redemptions payable to Managing Owner		349,083
Accrued expenses	102,997	118,317
Total liabilities	2,402,422	5,581,394
TRUST CAPITAL:
Total trust capital	114,170,693	159,810,538
TOTAL	116,573,115	165,391,932
Managing Owner Interest [Member]
TRUST CAPITAL:
Total trust capital	2,775,067	4,230,810
Series 1 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 76,534,812	$ 107,565,649
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 1,049.01	$ 1,216.50
Series 3 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 21,721,634	$ 34,128,621
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 1,578.97	$ 1,756.46
Series 4 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 8,221,792	$ 9,261,037
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 2,064.05	$ 2,256.20
Series 5 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 4,917,388	$ 4,624,421
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 1,495.07	$ 1,675.67	[1]

[1]	Series 5 Units were first issued on April 1, 2018.